Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	Kairos Pharma Ltd.
Entity Central Index Key	0001962011
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Schedule 14A (this “Amendment”) is being filed to amend and replace the Definitive Proxy Statement filed by Kairos Pharma, Ltd. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on May 1, 2025 (the “Proxy Statement”). After filing the Proxy Statement, the Company determined that it needed to include an additional matter to be voted on by stockholders. Therefore, this Amendment is being filed herewith to add in Proposal No. 5, approval of an issuance in excess of 20% of the Company’s common stock at a price less than the “Minimum Price,” as defined in Section 713 of the NYSE American LLC Company Guide, to allow for the issuance of shares under the Company’s equity line of credit agreement (“ELOC Agreement”) entered into by and between the Company and Helena Global Investment Opportunities I Ltd. on November 12, 2024, which will allow the Company to sell, pursuant to certain market conditions, up to $15 million of common stock at a 5% discount to market (as defined in the ELOC Agreement). Aside from the aforementioned update, no other items or disclosures have changed from the Proxy Statement originally filed with the SEC. The Company will deliver this amended version of the Proxy Statement to investors after this definitive proxy statement has been filed with the SEC.